Note 8 - Restricted Cash (Details) - Restricted Cash (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Long term restricted cash accounts	$ 183	$ 31
Purchase Cards to Banks [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long term restricted cash accounts	50
Letters of Guarantee [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long term restricted cash accounts	31	31
Standby Letters of Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Long term restricted cash accounts	$ 102